Significant Concentrations (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Customer A and Affiliates [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	18.10%	16.90%	11.70%
Customer A and Affiliates [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	21.90%	21.50%
INX and Affiliates [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	19.60%	22.60%	34.20%
INX and Affiliates [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	26.70%	24.10%